Shareholder Fees - VIPContrafundPortfolio-InitialServiceService2PRO	Apr. 29, 2024 USD ($)
VIPContrafundPortfolio-InitialServiceService2PRO | VIP Contrafund Portfolio
Shareholder Fees:
(fees paid directly from your investment)